As filed with the Securities and Exchange Commission on November 3, 2008

File No. 333-68872

811-03488

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 144	☒

(Check appropriate box or boxes.)

Phoenix Life Variable Accumulation Account

(f/k/a Phoenix Home Life Variable Accumulation Account)

(Exact Name of Registrant)

Phoenix Life Insurance Company

(f/k/a Phoenix Home Life Mutual Insurance Company)

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, including Area Code)

John H. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate space):

on	pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Such effective date shall be November 12, 2008.

Title of Securities being Registered: Deferred Variable Annuity Contracts.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 18 to Registration Statement No. 333-68872 filed pursuant to Rule 485(a) under the Securities Act of 1933 on September 5, 2008. The contents of Post-Effective Amendment No. 18 are being incorporated by reference.

As Counsel to the Registrant, I, Mary (Kate) Johnson, have reviewed this Post-Effective No. 19 to Registration Statement No. 333-68872 and I represent, pursuant to the requirement of paragraph (b)(4) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosure which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ Mary (Kate) Johnson
Mary (Kate) Johnson
Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 19 pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 19 to Registration Statement No. 333-68872 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 3rd day of November, 2008.

Phoenix Life Variable Accumulation Account (Registrant)

By:
* Dona D. Young, Chairman of the Board, President and Chief Executive Officer of Phoenix Life Insurance Company

Phoenix Life Insurance Company

By:
* Dona D. Young, Chairman of the Board, President and Chief Executive Officer

By:	/s/ Kathleen A. McGah
* Kathleen A. McGah

*  As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 19 to Registration Statement No. 333-68872 on November 3, 2008.

Signature	Title

Peter A. Hofmann*	Chief Financial Officer

David R. Pellerin*	Chief Accounting Officer

Sal H. Alfiero*	Director

Martin N. Baily*	Director

Jean S. Blackwell*	Director

Peter C. Browning*	Director

Arthur P. Byrne*	Director

C-1

Signature	Title

Sanford Cloud, Jr.*	Director

Gordon J. Davis*	Director

John H. Forsgren*	Director

Ann Maynard Gray*	Director

John E. Haire*	Director

Jerry J. Jasinowski*	Director

Thomas S. Johnson*	Director

Augustus K. Oliver, II*	Director

Arthur F. Weinbach*	Director

Dona D. Young*	Director, Chairman of the Board, President and Chief Executive Officer

By:	/s/ Kathleen A. McGah
* Kathleen A. McGah
* As Attorney-in-Fact pursuant to Powers of Attorney

C-2